Uncertainties, Liquidity and Ability to Continue as a Going Concern (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended	12 Months Ended
	Jun. 11, 2018	May 02, 2018	Apr. 26, 2018	Jan. 07, 2018	Jun. 30, 2018	Dec. 31, 2017	Jan. 26, 2018	Jan. 01, 2018	Sep. 20, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Cash and cash equivalents					$ 33,044	$ 25,961				$ 42,261	$ 9,866	$ 2,789
Accumulated deficit					(496,476)	$ (473,921)		$ (473,942)			$ (424,239)
Cash and cash equivalents minimum covenant requirement					$ 2,000
Aggregate net proceeds			$ 21,800
Underwriting discounts and commissions			1,800
Offering costs			$ 400
Stock issued during period (shares)			13,700,000
Over-allotment option
Class of Stock [Line Items]
Aggregate net proceeds		$ 2,600
Offering-related transaction costs		$ 200
Stock issued during period (shares)		1,600,000
Aspire Capital
Class of Stock [Line Items]
Shares limited to purchase (shares)				1,250,868
Shares limited to purchase, percent				19.99%
Aspire Capital | Minimum
Class of Stock [Line Items]
Average price paid (usd per share)	$ 1.62
Aspire Capital | Purchase Agreement
Class of Stock [Line Items]
Commitment to purchase shares				$ 20,000					$ 20,000
Common stock issued for consideration					1,250,868	125,000
Aggregate net proceeds					$ 1,800
Shares limited to purchase, percent				19.99%
Aspire Capital | Second Purchase Agreement
Class of Stock [Line Items]
Commitment to purchase shares	$ 21,000
Aggregate net proceeds					$ 1,100
Purchase notice (shares)	150,000
Shares limited to purchase (shares)	4,726,383
Shares limited to purchase, percent	19.99%
Stock issued during period (shares)	791,557				791,557
FBR | ATM Agreement
Class of Stock [Line Items]
Commitment to purchase shares							$ 2,800